Share-based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation
18.	SHARE-BASED COMPENSATION

18.1	Fully vested equity interests to employees

The

Company granted 4,000,000 fully vested equity interests of the subsidiaries of its VIE for a nominal consideration to sales and marketing employees in recognition of their services to the Company for the year ended December 31, 2016. The Company determined the fair value of the equity interests based on the grant date fair value of its subsidiaries. The Company estimated the fair value of its subsidiaries using an income approach based on discounted future cash flow model. The Company used certain assumptions including the projected operating and financial performance of the subsidiaries, development stage of the subsidiaries market performance of industry peers, and weighted average cost of capital in estimating the fair value of the equity interests.

In accordance with ASC 718 Share based payments (“ASC 718”), the Company recorded share-based compensation expense on the grant date of the equity interests to its employees equal to the estimated fair- value of such equity interests at the measurement date, which was determined to be RMB4,100,000 for the year ended December 31, 2016. The share-based compensation expense was recorded in sales and marketing expenses on the consolidated statements of comprehensive income.

18.2	Share Incentive Plan 2018

On May 25, 2018, the Board of Directors of Cango Inc. approved the Employee Stock Ownership Plan (the “ESOP”) for the purpose of providing incentives and rewards to employees and executives who contribute to the success of the Company’s operations, and approved 27,845,526 options under the ESOP. The exercise price for such options is US$1.80 per share. Options under the Company’s plan vest over a total period of 4 years from the grant date, pursuant which 50% of the options will vest upon the second anniversary of the grant date and 25% of the options will vest upon the third anniversary and fourth anniversary of the grant date, respectively. Any unvested options will be forfeited upon termination of a grantee’s employment with the Company, unless otherwise determined by the plan’s administrator.

In May 2018, the Company granted 5,569,105 options to certain eligible employees.

Prior to the Company’s IPO, the estimated fair value of the Company’s ordinary shares at their respective grant dates, was determined with the assistance of an independent third-party valuation firm. Upon the completion of IPO, the estimated fair value of the Company’s ordinary shares was based on the Company’s share price. The risk-free interest rate for periods within the contractual life of the options is based on the U.S. treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry. The dividend yield is estimated based on the Company’s expected dividend policy over the expected term of the options. The expected exercise multiple is based on management’s estimation, which the Company believes is representative of the future.

The Company uses the binomial tree option pricing model to estimate the fair value of share options with the assistance of an independent third-party valuation firm. The assumptions used to value the share options granted to employees were as follows:

As of May 25, 2018, (date of inception)
Risk-free interest rate (%)	2.93
Volatility (%)	38.70
Expected exercise multiple	2.80
Dividend yield	Nil
Expected life (in years)	10.00
Exercise price (US$)	1.80
Fair value of ordinary shares (RMB)	37.82

The Company recognized compensation cost for the options on a graded vesting basis. The total fair value of the vested share options was nil for the year ended December 31, 2018.

A summary of option activity under the ESOP is as follows:

	Number of options	Weighted average exercise price	Weighted average Grant date fair value	Aggregate Intrinsic Value
Balance, May 25, 2018 (date of inception)	—	—	—
Granted	5,569,105	—	38	211,625,990
Exercised	—	—	—
Forfeited	—	—	—

Balance, December 31, 2018	5,569,105	—	38	211,625,990

As of December 31, 2018, total unrecognized compensation expense relating to unvested options was RMB112,475,445 (US$16,358,875). The expense is expected to be recognized over a weighted-average period of 2.25 years. And a weighted average remaining contractual term is 9.41 years.

For the year ended December 31, 2018, the Company allocated share-based compensation expense as follows:

	For the year ended December 31, 2018
	RMB	US$
Cost of revenue	1,369,848	199,236
Sales and marketing	7,116,524	1,035,055
General and administrative	23,187,170	3,372,435
Research and development	1,737,371	252,690

	33,410,913	4,859,416